Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	20 Months Ended	26 Months Ended	40 Months Ended		48 Months Ended	49 Months Ended	52 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	86 Months Ended	98 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	116 Months Ended		120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 13, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Feb. 21, 2023	Jan. 31, 2023	Oct. 31, 2022	Aug. 17, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 06, 2021	Jun. 21, 2021	Apr. 30, 2021	Nov. 09, 2020	Oct. 31, 2020	Oct. 05, 2020	Jun. 22, 2020	Oct. 31, 2019	Sep. 16, 2019	May 06, 2019	Nov. 12, 2018	Oct. 31, 2018	Sep. 17, 2018	Oct. 31, 2017	Oct. 24, 2017	Sep. 11, 2017	Oct. 31, 2016	Sep. 12, 2016	Jun. 13, 2016	Nov. 09, 2015	Oct. 31, 2015	Jun. 01, 2015	Mar. 10, 2015	Feb. 23, 2015	Oct. 31, 2014
C000055529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770	$ 12,770										$ 10,789					$ 10,040			$ 13,282					$ 12,796			$ 12,644				$ 11,044		$ 11,709			$ 11,074				$ 9,945				$ 10,000
Average Annual Return, Percent	18.36%								0.20%													2.48%
C000102031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	$ 12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	12,547	$ 12,547										11,770					11,054			11,031					10,973			10,845				10,527		10,309			10,125				9,986				10,000
Average Annual Return, Percent	6.61%								2.96%													2.30%
C000110081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	$ 12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	12,287	$ 12,287										10,927					10,721			13,225					13,180			12,268				10,741		11,104			10,826				10,211				10,000
Average Annual Return, Percent	12.45%								0.03%													2.08%
C000170247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,077	17,077	17,077	17,077	17,077	17,077	17,077	17,077	$ 17,077	17,077	17,077	17,077	17,077	17,077	17,077	17,077	$ 17,077	17,077	17,077	17,077	17,077	$ 17,077										14,596					13,633			16,207					14,161			13,031				11,987		11,983			10,921		$ 10,000
Average Annual Return, Percent	17.00%								5.56%								6.59%
C000194633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,475	13,475	13,475	13,475	13,475	13,475	13,475	13,475	$ 13,475	13,475	13,475	13,475	13,475	$ 13,475	13,475	13,475	$ 13,475	13,475	13,475	13,475	13,475	13,475										11,548					10,915			12,347					11,193			10,908				10,055		10,000	$ 10,000
Average Annual Return, Percent	16.68%								4.32%					4.34%
C000204721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,469	11,469	11,469	11,469	11,469	11,469	$ 11,469	11,469	$ 11,469	11,469	11,469	11,469	11,469	$ 11,469	11,469	11,469	11,469	11,469	11,469	11,469	11,469	11,469						$ 10,859				10,022		$ 10,119			9,568		$ 9,913	10,786			$ 10,529		9,952	$ 10,000
Average Annual Return, Percent	14.44%						3.42%
C000131291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,093	15,093	15,093	15,093	15,093	15,093	$ 15,093	15,093	$ 15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	15,093	$ 15,093										13,265					12,551			13,289					12,164			12,177				11,519		11,233			10,492				9,816				10,000
Average Annual Return, Percent	13.78%								4.39%													4.20%
C000152179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,483	13,483	13,483	13,483	13,483	13,483	13,483	13,483	$ 13,483	13,483	13,483	13,483	13,483	13,483	13,483	13,483	13,483	13,483	13,483	$ 13,483	13,483	$ 13,483										12,732					12,130			12,798					12,683			12,029				10,791		11,018			10,712				9,942		$ 10,000
Average Annual Return, Percent	5.90%								2.31%											3.15%
C000161648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,398	12,398	12,398	12,398	12,398	12,398	12,398	12,398	$ 12,398	12,398	12,398	12,398	12,398	12,398	12,398	12,398	12,398	$ 12,398	12,398	$ 12,398	12,398	12,398										11,339					11,076			12,313					12,503			12,120				10,968		10,777			10,622			$ 10,000
Average Annual Return, Percent	9.61%								0.46%									2.42%
C000110079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,011	12,011	12,011	12,011	12,011	12,011	12,011	12,011	$ 12,011	12,011	12,011	12,011	12,011	12,011	12,011	12,011	12,011	$ 12,011	12,011	12,011	12,011	$ 12,011										10,881					10,713			12,420					12,384			11,747				10,557		10,743			10,658				10,222				10,000
Average Annual Return, Percent	10.38%								0.45%													1.85%
C000119711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	$ 12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	12,046	$ 12,046										11,173					10,799			11,719					11,668			11,196				10,519		10,545			10,411				10,128				10,000
Average Annual Return, Percent	7.81%								1.48%													1.88%
C000137225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	$ 11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	11,857	$ 11,857										11,261					10,720			10,591					10,595			10,513				10,298		10,125			10,045				10,005				10,000
Average Annual Return, Percent	5.29%								2.44%													1.72%
C000211404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,906	12,906	12,906	12,906	12,906	12,906	12,906	12,906	$ 12,906	12,906	$ 12,906	12,906	12,906	12,906	12,906	12,906	12,906	12,906	12,906	12,906	12,906	$ 12,906										11,686					10,838			11,381					10,464			10,287		$ 10,000
Average Annual Return, Percent	10.44%								4.64%		4.76%
C000069477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,337	8,337	8,337	8,337	8,337	8,337	8,337	8,337	$ 8,337	8,337	$ 8,337	8,337	8,337	8,337	8,337	8,337	8,337	8,337	8,337	8,337	8,337	$ 8,337										7,638					7,649			10,539					10,942			10,464				9,751		10,007			9,798				9,267				10,000
Average Annual Return, Percent	9.14%								(4.44%)													(1.80%)
C000211402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,609	12,609	12,609	12,609	12,609	12,609	12,609	12,609	$ 12,609	12,609	$ 12,609	12,609	12,609	12,609	12,609	12,609	12,609	12,609	12,609	12,609	12,609	$ 12,609										11,691					10,716			11,187					10,131			10,308		10,000
Average Annual Return, Percent	7.86%								4.11%		4.32%
C000219751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,806	9,806	9,806	9,806	9,806	9,806	9,806	$ 9,806	$ 9,806	9,806	$ 9,806	9,806	9,806	9,806	9,806	9,806	9,806	9,806	9,806	9,806	9,806	9,806						9,265				8,665		9,154			8,398		9,009	10,239			10,045		10,203		$ 10,000
Average Annual Return, Percent	13.17%							(0.45%)
C000152180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,543	13,543	13,543	13,543	13,543	13,543	13,543	$ 13,543	$ 13,543	13,543	13,543	13,543	13,543	13,543	13,543	13,543	13,543	13,543	13,543	$ 13,543	13,543	13,543										12,689					12,130			13,156					13,089			12,215				10,745		11,029			10,727				9,923		10,000
Average Annual Return, Percent	6.73%								2.09%											3.19%
C000170245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,918	14,918	14,918	14,918	14,918	14,918	14,918	14,918	$ 14,918	14,918	14,918	14,918	14,918	14,918	14,918	14,918	$ 14,918	14,918	14,918	$ 14,918	14,918	14,918										12,702					12,249			13,924					13,104			12,671				11,428		11,300			10,552		10,000
Average Annual Return, Percent	17.45%								3.32%								4.89%
C000191091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,175	12,175	12,175	12,175	12,175	12,175	12,175	12,175	$ 12,175	12,175	12,175	12,175	12,175	12,175	$ 12,175	12,175	$ 12,175	12,175	12,175	12,175	12,175	12,175										11,128					10,654			12,150					12,028			11,219				9,672		10,040		$ 10,000
Average Annual Return, Percent	9.40%								1.65%						2.80%
C000069478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,463	8,463	8,463	8,463	8,463	8,463	8,463	8,463	$ 8,463	8,463	8,463	8,463	8,463	8,463	$ 8,463	8,463	8,463	8,463	8,463	8,463	8,463	$ 8,463										7,945					7,633			9,345					9,464			9,184				9,161		9,416			9,182				8,981				10,000
Average Annual Return, Percent	6.52%								(1.62%)													(1.66%)
C000110080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	$ 10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	10,783	$ 10,783										9,737					9,840			11,366					11,496			11,142				10,264		10,463			10,444				10,168				10,000
Average Annual Return, Percent	10.75%								(0.65%)													0.76%
C000222633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,810	11,810	11,810	11,810	11,810	$ 11,810	11,810	11,810	$ 11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	11,810	$ 11,810						11,171				10,490		10,317			9,784		10,111	10,579			10,401	$ 10,000
Average Annual Return, Percent	12.58%					4.27%
C000236812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,906	8,906	$ 8,906	8,906	8,906	$ 8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906	8,906			$ 8,968			8,261			$ 8,721	8,204	$ 9,543	9,655		$ 9,499	8,671	$ 10,000
Average Annual Return, Percent	8.56%		(5.12%)
C000131292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,460	12,460	$ 12,460	12,460	12,460	12,460	12,460	12,460	$ 12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	12,460	$ 12,460										11,534					11,056			11,806					11,754			11,269				10,576		10,557			10,383				10,137				10,000
Average Annual Return, Percent	8.03%								2.03%													2.22%
C000236814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,222	11,222	$ 11,222	11,222	11,222	11,222	11,222	11,222	$ 11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	11,222	$ 11,222			11,081			10,815			10,660	10,276	10,559	10,312		10,206	9,698	10,000
Average Annual Return, Percent	9.21%		5.37%
C000247831 [Member]
Account Value [Line Items]
Account Value	$ 10,226	10,226	$ 10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	10,226	$ 10,228	$ 10,140	10,313	$ 9,899	$ 9,994	9,816	$ 10,319	$ 10,000
C000153287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,132	23,132	23,132	23,132	23,132	23,132	23,132	23,132	$ 23,132	23,132	23,132	23,132	23,132	23,132	23,132	23,132	23,132	23,132	$ 23,132	23,132	23,132	23,132										19,132					18,693			24,950					18,914			13,605				12,307		11,918			9,880				9,502	$ 10,000
Average Annual Return, Percent	20.91%								11.20%										9.31%
C000247832 [Member]
Account Value [Line Items]
Account Value	$ 10,766	10,766	10,766	10,766	10,766	10,766	10,766	10,766	$ 10,766	10,766	10,766	10,766	10,766	10,766	10,766	10,766	10,766	10,766	$ 10,766	10,766	10,766	10,766	10,849	10,703	10,496	10,331	10,112	9,923	10,141	10,000
C000196720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	$ 11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	11,907	$ 11,907	11,907										10,628					10,188			12,134					12,065			11,738				10,688		10,876			10,581				10,046			$ 10,000
Average Annual Return, Percent	12.04%								0.29%												1.82%
C000205645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,047	11,047	11,047	11,047	11,047	11,047	11,047	11,047	$ 11,047	11,047	11,047	$ 11,047	11,047	11,047	11,047	11,047	11,047	11,047	11,047	11,047	$ 11,047	11,047										9,975					9,723			11,533					11,746			11,199			$ 10,000
Average Annual Return, Percent	10.74%								(0.27%)			1.68%
C000214263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,859	10,859	10,859	10,859	10,859	10,859	10,859	10,859	$ 10,859	$ 10,859	10,859	$ 10,859	10,859	10,859	10,859	10,859	10,859	10,859	10,859	10,859	10,859	10,859										9,725					9,330			11,132					11,046			10,212	$ 10,000
Average Annual Return, Percent	11.67%								1.24%	1.62%
C000173141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,476	12,476	12,476	12,476	12,476	12,476	12,476	12,476	$ 12,476	$ 12,476	12,476	12,476	12,476	12,476	12,476	$ 12,476	12,476	12,476	12,476	12,476	12,476	12,476										11,555					11,023			12,342					12,306			11,411				9,913		10,253			10,032	$ 10,000
Average Annual Return, Percent	7.97%								1.80%							2.76%
C000228465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,900	10,900	10,900	$ 10,900	10,900	10,900	10,900	10,900	$ 10,900	10,900	10,900	10,900	10,900	10,900	10,900	$ 10,900	10,900	10,900	10,900	10,900	10,900	10,900						10,302				9,580		9,577			9,042		9,447	10,015	$ 10,000
Average Annual Return, Percent	13.78%			2.63%
C000236816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,847	9,847	$ 9,847	$ 9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847	9,847			9,874			9,505			9,629	9,329	9,890	9,762		9,642	9,186	10,000
Average Annual Return, Percent	5.55%		(0.70%)
C000204503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,392	12,392	$ 12,392	12,392	12,392	12,392	12,392	12,392	$ 12,392	12,392	12,392	12,392	$ 12,392	12,392	12,392	12,392	12,392	12,392	12,392	12,392	12,392	12,392										11,221					10,709			12,564					12,428			11,580				9,908	$ 10,000
Average Annual Return, Percent	10.43%								1.36%				3.57%
C000228040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,395	9,395	9,395	9,395	$ 9,395	9,395	9,395	9,395	$ 9,395	9,395	9,395	9,395	$ 9,395	9,395	9,395	9,395	9,395	9,395	9,395	9,395	9,395	9,395						8,843				8,194		8,743			7,989		8,688	10,016		$ 10,000
Average Annual Return, Percent	14.65%				(1.84%)
C000237776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,654	$ 11,654	11,654	11,654	$ 11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654			11,413			10,940			10,873	9,952	10,471	10,222	$ 10,000
Average Annual Return, Percent	17.10%	9.48%
JPM Emerging Market Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPM Emerging Market Bond Index
Account Value	$ 12,204	$ 12,204	12,204	12,204	12,204	12,204	12,204	12,204	$ 12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	12,204	$ 12,204			11,793			11,760			11,042	10,617	10,652	9,880	10,000		10,639			11,750					10,836			11,487				11,261		11,223			10,199				9,454				10,000
Average Annual Return, Percent	14.94%	12.52%							3.99%													3.40%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974	11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974	11,974	$ 11,974	$ 11,974	$ 11,974	11,974	$ 11,974	$ 11,974	$ 11,974	$ 11,974			10,405			9,917			10,178	10,768	9,842	9,951		9,907	10,641	10,000	9,064	12,636	10,000	10,000	9,914	10,000	12,576		10,000	11,869	10,000	10,000	10,000	10,658	10,000	10,870		10,000	10,682	10,000	10,000		10,167	10,000	10,000	10,000	10,000
Average Annual Return, Percent	11.20%		2.06%	(1.80%)	(1.55%)	(1.29%)		(0.95%)	0.18%	0.38%	1.10%	1.95%	1.82%		1.35%	1.43%	1.50%		1.82%	1.76%	1.71%	1.82%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 10,315	10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315	10,315	$ 10,315	$ 10,315	$ 10,315	$ 10,315			10,287			9,793			10,090	9,331	9,780	9,932		9,873	9,288	10,000	8,979	9,914			9,803		9,971	10,000		10,991				9,838		10,040	10,000
Average Annual Return, Percent	10.55%		1.42%				(1.84%)		(0.24%)					1.18%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,768	10,768	$ 10,768	10,768	10,768	10,768	$ 10,768	10,768	$ 10,768	10,768	10,768	10,768	10,768	$ 10,768	10,768	10,768	10,768	$ 10,768	10,768	10,768	10,768	10,768										9,830					9,664			12,199					12,353			11,694				10,676		10,899			10,773			10,000
Average Annual Return, Percent	9.54%								(1.64%)									0.83%
FTSE World Broad Investment Grade Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Broad Investment-Grade Bond Index
Account Value	$ 10,158	10,158	10,158	10,158	10,158	10,158	10,158	10,158	$ 10,158	10,158	10,158	10,158	10,158	10,158	10,158	10,158	10,158	$ 10,158	10,158	10,158	10,158	$ 10,158										9,237					9,083			11,554					11,776			11,122				10,132		10,364			10,201				9,705				10,000
Average Annual Return, Percent	9.98%								(1.80%)													0.16%
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	$ 11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	$ 11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	11,135	$ 11,135	11,218	10,990	10,756	10,560	10,243	9,781	10,231	10,000
S And P Total Market Index [Member]
Account Value [Line Items]
Account Value	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,134	11,214	10,988	10,757	10,563	10,245	9,781	10,232	10,000
Cboe S And P 500 Enhanced 1 OTM BuyWrite Index [Member]
Account Value [Line Items]
Account Value	$ 10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,775	10,842	10,707	10,507	10,337	10,112	9,913	10,144	10,000
J P Morgan EMBI Global Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI® Global Core Index
Account Value	$ 13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	$ 13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	13,182	$ 13,182										11,107					10,318			13,706					13,151			12,969				11,270		11,885			11,184				9,998				10,000
Average Annual Return, Percent	18.68%								0.33%													2.80%
Bloomberg US Floating Rate Note 5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Floating Rate Note<5 Years Index
Account Value	$ 12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	$ 12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	12,830	$ 12,830										12,033					11,292			11,243					11,163			10,985				10,637		10,388			10,170				10,016				10,000
Average Annual Return, Percent	6.62%								3.15%													2.52%
Bloomberg U S Corporate Aaa A Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Aaa - A Capped Index
Account Value	$ 12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	$ 12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	12,416	$ 12,416										11,029					10,813			13,323					13,262			12,329				10,785		11,134			10,839				10,213				10,000
Average Annual Return, Percent	12.59%								0.14%													2.19%
Markit iBoxx USD Liquid Investment Grade 0 5 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid Investment Grade 0-5 Index
Account Value	$ 12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	$ 12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	12,529	$ 12,529										11,596					11,113			11,869					11,811			11,312				10,611		10,592			10,411				10,145				10,000
Average Annual Return, Percent	8.04%								2.06%													2.28%
Bloomberg US High Yield Fallen Angel 3 Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Fallen Angel 3% Capped Index
Account Value	$ 17,545	17,545	17,545	17,545	17,545	17,545	17,545	17,545	$ 17,545	17,545	17,545	17,545	17,545	17,545	17,545	17,545	$ 17,545	17,545	17,545	17,545	17,545	$ 17,545										15,108					14,118			16,742					14,508			13,121				12,041		12,002			10,891		10,000
Average Annual Return, Percent	16.13%								5.98%								6.94%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 13,533	13,533	13,533	13,533	13,533	13,533	13,533	13,533	$ 13,533	13,533	13,533	13,533	13,533	$ 13,533	13,533	13,533	$ 13,533	13,533	13,533	13,533	13,533	13,533										11,618					10,980			12,397					11,195			10,928				10,089		10,002	$ 10,000
Average Annual Return, Percent	16.49%								4.37%					4.41%
ICE BofA BB US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB US High Yield Constrained Index
Account Value	$ 11,522	11,522	11,522	11,522	11,522	11,522	$ 11,522	11,522	$ 11,522	11,522	11,522	11,522	11,522	$ 11,522	11,522	11,522	11,522	11,522	11,522	11,522	11,522	11,522						10,905				10,062		10,162			9,611		9,950	10,813			10,548		9,961	$ 10,000
Average Annual Return, Percent	14.51%						3.54%
Markit iBoxx USD Liquid High Yield 0 5 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid High Yield 0-5 Index
Account Value	$ 15,572	15,572	15,572	15,572	15,572	15,572	$ 15,572	15,572	$ 15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	15,572	$ 15,572										13,668					12,906			13,624					12,420			12,358				11,650		11,335			10,572				9,843				10,000
Average Annual Return, Percent	13.93%								4.73%													4.53%
Bloomberg December 2024 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2024 Maturity Corporate Index
Account Value	$ 13,562	13,562	13,562	13,562	13,562	13,562	13,562	13,562	$ 13,562	13,562	13,562	13,562	13,562	13,562	13,562	13,562	13,562	13,562	13,562	$ 13,562	13,562	$ 13,562										12,886					12,268			12,939					12,803			12,119				10,865		11,079			10,765				9,954		10,000
Average Annual Return, Percent	5.24%								2.28%											3.21%
Bloomberg Global Aggregate ex USD 10 Issuer Capped Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index
Account Value	$ 12,513	12,513	12,513	12,513	12,513	12,513	12,513	12,513	$ 12,513	12,513	12,513	12,513	12,513	12,513	12,513	12,513	12,513	$ 12,513	12,513	$ 12,513	12,513	12,513										11,422					11,137			12,374					12,563			12,155				10,984		10,781			10,613			$ 10,000
Average Annual Return, Percent	9.56%								0.58%									2.53%
Bloomberg U S CMBS ERISA Only Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. CMBS (ERISA Only) Index
Account Value	$ 12,380	12,380	12,380	12,380	12,380	12,380	12,380	12,380	$ 12,380	12,380	12,380	12,380	12,380	12,380	12,380	12,380	12,380	$ 12,380	12,380	12,380	12,380	$ 12,380										11,179					10,967			12,671					12,596			11,907				10,679		10,843			10,730				10,261				10,000
Average Annual Return, Percent	10.75%								0.78%													2.16%
Bloomberg U S Universal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 1-5 Year Index
Account Value	$ 12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	$ 12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	12,106	$ 12,106										11,224					10,851			11,782					11,715			11,229				10,548		10,566			10,423				10,131				10,000
Average Annual Return, Percent	7.85%								1.51%													1.93%
Bloomberg U S Treasury Floating Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Floating Rate Index
Account Value	$ 12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	$ 12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	12,006	$ 12,006										11,385					10,822			10,675					10,664			10,567				10,335		10,150			10,054				10,006				10,000
Average Annual Return, Percent	5.45%								2.59%													1.84%
Bloomberg 2025 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2025 Term High Yield and Income Index
Account Value	$ 13,205	13,205	13,205	13,205	13,205	13,205	13,205	13,205	$ 13,205	13,205	$ 13,205	13,205	13,205	13,205	13,205	13,205	13,205	13,205	13,205	13,205	13,205	$ 13,205										11,910					11,007			11,508					10,488			10,294		10,000
Average Annual Return, Percent	10.88%								5.11%		5.20%
FTSE World Government Bond Index Developed Markets Capped Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index - Developed Markets Capped Select Index
Account Value	$ 8,626	8,626	8,626	8,626	8,626	8,626	8,626	8,626	$ 8,626	8,626	$ 8,626	8,626	8,626	8,626	8,626	8,626	8,626	8,626	8,626	8,626	8,626	$ 8,626										7,886					7,880			10,816					11,184			10,667				9,893		10,112			9,868				9,298				10,000
Average Annual Return, Percent	9.39%								(4.16%)													(1.47%)
Bloomberg 2024 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2024 Term High Yield and Income Index
Account Value	$ 12,734	12,734	12,734	12,734	12,734	12,734	12,734	12,734	$ 12,734	12,734	$ 12,734	12,734	12,734	12,734	12,734	12,734	12,734	12,734	12,734	12,734	12,734	$ 12,734										11,847					10,835			11,415					10,243			10,295		$ 10,000
Average Annual Return, Percent	7.49%								4.34%		4.51%
Bloomberg December 2030 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2030 Maturity Corporate Index
Account Value	$ 9,831	9,831	9,831	9,831	9,831	9,831	9,831	$ 9,831	$ 9,831	9,831	$ 9,831	9,831	9,831	9,831	9,831	9,831	9,831	9,831	9,831	9,831	9,831	9,831						9,285				8,681		9,171			8,402		9,012	10,236			10,037		10,192		$ 10,000
Average Annual Return, Percent	13.25%							(0.39%)
Bloomberg 2027 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2027 Term High Yield and Income Index
Account Value	$ 10,984	10,984	10,984	$ 10,984	10,984	10,984	10,984	$ 10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984	10,984						10,357				9,634		9,639			9,090		9,481	10,028	$ 10,000
Average Annual Return, Percent	14.01%			2.87%
Bloomberg December 2025 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2025 Maturity Corporate Index
Account Value	$ 13,618	13,618	13,618	$ 13,618	13,618	13,618	13,618	13,618	$ 13,618	13,618	13,618	13,618	13,618	13,618	13,618	13,618	13,618	13,618	13,618	$ 13,618	13,618	13,618										12,751					12,178			13,207					13,127			12,274				10,793		11,071			10,757				9,929		$ 10,000
Average Annual Return, Percent	6.80%								2.10%											3.26%
Bloomberg MSCI US High Yield Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US High Yield Choice ESG Screened Index
Account Value	$ 15,191	15,191	15,191	15,191	15,191	15,191	15,191	15,191	$ 15,191	15,191	15,191	15,191	15,191	15,191	15,191	15,191	$ 15,191	15,191	15,191	$ 15,191	15,191	15,191										12,945					12,457			14,198					13,285			12,823				11,517		11,407			10,575		$ 10,000
Average Annual Return, Percent	17.35%								3.45%								5.12%
Bloomberg December 2027 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2027 Maturity Corporate Index
Account Value	$ 12,221	12,221	12,221	12,221	12,221	12,221	12,221	12,221	$ 12,221	12,221	12,221	12,221	12,221	12,221	$ 12,221	12,221	$ 12,221	12,221	12,221	12,221	12,221	12,221										11,166					10,682			12,181					12,040			11,230				9,675		10,035		$ 10,000
Average Annual Return, Percent	9.46%								1.71%						2.85%
Bloomberg December 2028 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2028 Maturity Corporate Index
Account Value	$ 12,425	12,425	12,425	12,425	12,425	12,425	12,425	12,425	$ 12,425	12,425	12,425	12,425	$ 12,425	12,425	$ 12,425	12,425	12,425	12,425	12,425	12,425	12,425	12,425										11,244					10,719			12,574					12,425			11,583				9,900	$ 10,000
Average Annual Return, Percent	10.50%								1.41%				3.61%
FTSE World Government Bond Index Developed Markets 1 3 Years Capped Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index
Account Value	$ 8,653	8,653	8,653	8,653	8,653	8,653	8,653	8,653	$ 8,653	8,653	8,653	8,653	$ 8,653	8,653	8,653	8,653	8,653	8,653	8,653	8,653	8,653	$ 8,653										8,105					7,770			9,478					9,560			9,261				9,223		9,479			9,241				9,020				10,000
Average Annual Return, Percent	6.76%								(1.35%)													(1.44%)
Bloomberg U S GNMA Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Account Value	$ 10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	$ 10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	10,975	$ 10,975										9,915					9,994			11,547					11,659			11,272				10,379		10,546			10,526				10,203				$ 10,000
Average Annual Return, Percent	10.69%								(0.53%)													0.93%
Bloomberg 2026 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2026 Term High Yield and Income Index
Account Value	$ 11,980	11,980	11,980	11,980	11,980	$ 11,980	11,980	11,980	$ 11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	11,980	$ 11,980						11,309				10,598		10,402			9,839		10,171	10,631			$ 10,438	$ 10,000
Average Annual Return, Percent	13.04%					4.65%
Cboe TLT 2 OTM BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe TLT 2% OTM BuyWrite Index
Account Value	$ 9,065	9,065	$ 9,065	9,065	9,065	$ 9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065	9,065			9,097			8,364			8,813	8,267	9,609	9,710		9,535	8,678	10,000
Average Annual Return, Percent	9.64%		(4.36%)
Cboe HYG BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe HYG BuyWrite Index
Account Value	$ 11,313	11,313	$ 11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313	11,313			11,147			10,873			10,734	10,357	10,610	10,360		10,257	9,703	10,000
Average Annual Return, Percent	9.23%		5.76%
Cboe FTSE Russell IWM 2 OTM BuyWrite Index [Member]
Account Value [Line Items]
Account Value	$ 10,194	10,194	$ 10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	10,194	$ 10,195	$ 10,098	10,291	$ 9,891	$ 9,998	9,818	$ 10,329	$ 10,000
Bloomberg U S Convertible Cash Pay Bond 250MM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index
Account Value	$ 24,131	24,131	24,131	24,131	24,131	24,131	24,131	24,131	$ 24,131	24,131	24,131	24,131	24,131	24,131	24,131	24,131	24,131	24,131	$ 24,131	24,131	24,131	24,131										19,914					19,396			25,818					19,431			13,863				12,524		12,064			9,942				9,520	$ 10,000
Average Annual Return, Percent	21.18%								11.72%										9.81%
Bloomberg U S Fixed Income Balanced Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Fixed Income Balanced Risk Index
Account Value	$ 12,116	12,116	12,116	12,116	12,116	12,116	12,116	12,116	$ 12,116	12,116	12,116	12,116	12,116	12,116	12,116	12,116	12,116	12,116	$ 12,116	12,116	$ 12,116	12,116										10,803					10,307			12,244					12,159			11,826				10,744		10,899			10,600				$ 10,058			$ 10,000
Average Annual Return, Percent	12.16%								0.49%												2.00%
Bloomberg MSCI USD Green Bond Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI USD Green Bond Select Index
Account Value	$ 11,151	11,151	11,151	11,151	11,151	11,151	11,151	11,151	$ 11,151	11,151	11,151	$ 11,151	11,151	11,151	11,151	11,151	11,151	11,151	11,151	11,151	$ 11,151	11,151										10,058					9,789			11,564					11,759			11,199			$ 10,000
Average Annual Return, Percent	10.87%								(0.09%)			1.84%
Bloomberg December 2029 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2029 Maturity Corporate Index
Account Value	$ 10,881	10,881	10,881	10,881	10,881	10,881	10,881	10,881	$ 10,881	$ 10,881	10,881	$ 10,881	10,881	10,881	10,881	10,881	10,881	10,881	10,881	10,881	10,881	10,881										9,741					9,339			11,137					11,034			10,191	$ 10,000
Average Annual Return, Percent	11.70%								1.32%	1.66%
Bloomberg December 2026 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2026 Maturity Corporate Index
Account Value	$ 12,575	12,575	12,575	12,575	12,575	12,575	12,575	12,575	$ 12,575	$ 12,575	12,575	12,575	12,575	12,575	12,575	$ 12,575	12,575	12,575	12,575	12,575	12,575	12,575										11,640					11,090			12,415					$ 12,364			$ 11,454				$ 9,941		$ 10,279			$ 10,046	$ 10,000
Average Annual Return, Percent	8.03%								1.89%							2.86%
Cboe LQD BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe LQD BuyWrite Index
Account Value	$ 9,942	9,942	$ 9,942	9,942	9,942	9,942	9,942	9,942	$ 9,942	9,942	9,942	9,942	9,942	9,942	9,942	$ 9,942	9,942	9,942	9,942	9,942	9,942	9,942			9,966			9,580			9,698	9,374	9,934	9,801		$ 9,671	9,196	$ 10,000
Average Annual Return, Percent	6.05%		(0.27%)
Bloomberg December 2031 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2031 Maturity Corporate Index
Account Value	$ 9,402	9,402	$ 9,402	9,402	$ 9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402	9,402						8,849				8,201		8,748			$ 7,986		$ 8,682	$ 10,001		$ 10,000
Average Annual Return, Percent	14.64%				(1.82%)
J P Morgan EM Sovereign and Corporate Credit Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EM Sovereign and Corporate Credit Core Index
Account Value	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680	$ 11,680			$ 11,421			$ 10,943			$ 10,855	$ 9,952	$ 10,444	$ 10,198	$ 10,000
Average Annual Return, Percent	17.36%	9.65%